Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pensions and other postretirement benefits
Schedule of allocation of plan assets
	Policy	Actual plan asset allocation

		2017	2016
Cash and short-term investments	3%	4%	3%
Bonds and mortgages	40%	35%	33%
Equities	42%	37%	38%
Real estate	4%	2%	2%
Oil and gas	7%	6%	6%
Infrastructure and private debt (1)	4%	5%	6%
Absolute return	-	9%	10%
Risk-factor allocation	-	2%	-
Risk-based allocation	-	-	2%
Total	100%	100%	100%

(1)	In 2017, the Company presented private debt assets with infrastructure, as such, the 2016 comparative figures have been reclassified to conform to the current year's presentation.

Fair value of plan assets by class

The following tables present the fair value of plan assets as at December 31, 2017 and 2016 by asset class:

	Fair value measurements at December 31, 2017
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$836	$17	$819	$-	$-
Bonds (2)
Canada, U.S. and supranational	1,792	-	1,792	-	-
Provinces of Canada and municipalities	2,459	-	2,459	-	-
Corporate	1,587	-	1,587	-	-
Emerging market debt	530	-	530	-	-
Mortgages (3)	97	-	97	-	-
Private debt (4)	242	-	-	-	242
Equities (5)
Canadian	1,867	1,848	-	-	19
U.S.	989	775	-	-	214
International	3,947	3,883	-	-	64
Real estate (6)	410	-	-	332	78
Oil and gas (7)	1,120	333	18	769	-
Infrastructure (8)	682	-	84	-	598
Absolute return funds (9)		-	-	-	-
Multi-strategy	897	-	-	-	897
Fixed income	224	-	-	-	224
Equity	32	-	-	-	32
Global macro	444	-	-	-	444
Risk-factor allocation (10)	345	-	-	-	345
Total	$18,500	$6,856	$7,386	$1,101	$3,157
Other (11)	64
Total plan assets	$18,564

	Fair value measurements at December 31, 2016
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$571	$83	$488	$-	$-
Bonds (2)
Canada, U.S. and supranational	1,418	-	1,418	-	-
Provinces of Canada and municipalities	2,384	-	2,384	-	-
Corporate	1,475	-	1,475	-	-
Emerging market debt	509	-	509	-	-
Mortgages (3)	106	-	106	-	-
Private debt (4)	226	-	-	-	226
Equities (5)
Canadian	1,846	1,670	-	-	176
U.S.	997	949	-	-	48
International	3,853	3,853	-	-	-
Real estate (6)	383	-	-	324	59
Oil and gas (7)	1,076	336	18	722	-
Infrastructure (8)	805	-	92	-	713
Absolute return funds (9)
Multi-strategy	1,005	-	-	-	1,005
Fixed income	304	-	-	-	304
Equity	35	-	-	-	35
Global macro	428	-	-	-	428
Risk-based allocation (12)	311	-	-	-	311
Total	$17,732	$6,891	$6,490	$1,046	$3,305
Other (11)	99
Total plan assets	$17,831
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
		Footnotes to the table follow on the next page.

Reconciliation of the fair value of investments categorized as Level 3

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

Fair value measurements based on significant unobservable inputs (Level 3)

In millions	Real estate (6)	Oil and gas (7)	Total
Balance at December 31, 2015	$331	$766	$1,097
Actual return relating to assets still held at the reporting date	15	(24)	(9)
Purchases	1	-	1
Disbursements	(23)	(20)	(43)
Balance at December 31, 2016	$324	$722	$1,046
Actual return relating to assets still held at the reporting date	19	88	107
Disbursements	(11)	(41)	(52)
Balance at December 31, 2017	$332	$769	$1,101

(1)	Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)	Bonds, excluding emerging market debt funds, are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund’s independent administrator.
(3)	Mortgages are valued based on the present value of future net cash flows using current market yields for comparable instruments.
(4)	Private debt investments are valued based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis.
(5)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets for identical assets. The fair value of Canadian equity investments categorized as NAV consist mainly of investments in energy related private equity funds and is based on the net asset value as reported by each fund’s manager. The fair value of U.S. equity investments categorized as NAV consist of an investment in a U.S. private equity fund and is based on the net asset value as reported by the fund’s manager.
(6)	The fair value of real estate investments categorized as Level 3 includes land and buildings. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis or earnings multiples.
(7)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments in oil and gas categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(8)	The fair value of infrastructure investments categorized as Level 2 includes term loans and notes of infrastructure companies and is based on the present value of future cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund’s manager, generally using a discounted cash flow analysis or earnings multiples.
(9)	Absolute return investments are valued using the net asset value as reported by each fund’s independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days.
(10)	Risk-factor allocation investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemptions frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(11)	Other consists of operating assets of $94 million (2016 - $163 million) and liabilities of $30 million (2016 - $64 million) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.
(12)	Risk-based allocation investments are valued using the net asset value as reported by each fund’s independent administrator. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

Schedule of obligations and funded status

Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2017	2016	2017	2016
Change in benefit obligation
Projected benefit obligation at beginning of year		$17,366	$17,081	$270	$269
Interest cost		540	543	8	8
Actuarial loss on projected benefit obligation		979	614	3	10
Current service cost		130	124	2	2
Plan participants’ contributions		56	53	-	-
Foreign currency changes		(21)	(10)	(5)	(2)
Benefit payments, settlements and transfers		(1,025)	(1,039)	(17)	(17)
Projected benefit obligation at end of year (1)		$18,025	$17,366	$261	$270
Component representing future salary increases		(306)	(328)	-	-
Accumulated benefit obligation at end of year		$17,719	$17,038	$261	$270
Change in plan assets
Fair value of plan assets at beginning of year		$17,831	$17,917	$-	$-
Employer contributions		96	144	-	-
Plan participants’ contributions		56	53	-	-
Foreign currency changes		(15)	(5)	-	-
Actual return on plan assets		1,621	761	-	-
Benefit payments, settlements and transfers		(1,025)	(1,039)	-	-
Fair value of plan assets at end of year (1)		$18,564	$17,831	$-	$-

Funded status - Excess (deficiency) of fair value of plan assets over
projected benefit obligation at end of year		$539	$465	$(261)	$(270)

(1)	For the CN Pension Plan, as at December 31, 2017, the projected benefit obligation was $16,721 million (2016 - $16,078) and the fair value of plan assets was $17,654 million (2016 - $16,933 million). The measurement date of all plans is December 31.

Amounts recognized in the Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets
		Pensions		Other postretirement benefits
In millions	December 31,	2017	2016	2017	2016
Noncurrent assets - Pension asset		$994	$907	$-	$-
Current liabilities (Note 9)		-	-	(17)	(18)
Noncurrent liabilities - Pension and other postretirement benefits		(455)	(442)	(244)	(252)
Total amount recognized		$539	$465	$(261)	$(270)

Amounts recognized in Accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 15)
		Pensions		Other postretirement benefits
In millions	December 31,	2017	2016	2017	2016
Net actuarial gain (loss) (1)		$(3,111)	$(2,888)	$-	$6
Prior service cost (2)		$(9)	$(14)	$(2)	$(2)

(1)	In 2018, the net actuarial loss for defined benefit pension plans and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) are estimated to be $205 million and $2 million, respectively.
(2)	In 2018, the prior service cost for defined benefit pension plans and other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) are estimated to be $3 million and $nil, respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions		Other postretirement benefits
In millions	December 31,	2017	2016	2017	2016
Projected benefit obligation		$661	$637	N/A	N/A
Accumulated benefit obligation		$601	$574	N/A	N/A
Fair value of plan assets		$215	$207	N/A	N/A

Components of net periodic benefit cost (income)

Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2017	2016	2015	2017	2016	2015
	Current service cost	$130	$124	$152	$2	$2	$3
	Interest cost	540	543	650	8	8	10
	Settlement loss	-	10	4	-	-	-
	Expected return on plan assets	(1,047)	(1,018)	(1,004)	-	-	-
	Amortization of prior service cost	5	3	4	-	2	1
	Amortization of net actuarial loss (gain)	182	177	228	(3)	(5)	(4)
	Net periodic benefit cost (income)	$(190)	$(161)	$34	$7	$7	$10

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2017	2016	2015	2017	2016	2015
To determine projected benefit obligation
Discount rate (1)	3.51%	3.81%	3.99%	3.59%	3.96%	4.14%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	4.11%	4.24%	3.87%	4.43%	4.59%	3.86%
Rate to determine interest cost (3)	3.15%	3.27%	3.87%	3.29%	3.35%	3.86%
Rate of compensation increase (2)	2.75%	2.75%	3.00%	2.75%	2.75%	3.00%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)	In 2015 and prior years, current service cost and interest cost were determined using the discount rate used to measure the projected benefit obligation at the beginning of the period. Beginning in 2016, as described in the "Adoption of the spot rate approach" section of this Note, the Company adopted the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans.
(4)	The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2017, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2018, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:
In millions	Pensions	Other postretirement benefits
2018	$1,041	$17
2019	$1,046	$17
2020	$1,049	$16
2021	$1,051	$16
2022	$1,051	$15
Years 2023 to 2027	$5,178	$72